5. Derivative Liabilities (Details - Changes in fair value) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013
Derivative Liability [Abstract]
Beginning fair value	$ 1,697,000		$ 3,175,000
Gain due to change in fair value of derivative liabilities	(841,000)	0	(2,319,000)	0	1,566,000	(767,000)
Ending balance, fair value	$ 856,000		$ 856,000		$ 3,175,000